Condensed Consolidated Interim Statements of Operations and Comprehensive Loss (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue	$ 2,717	$ 12,498	$ 5,002	$ 19,821
Cost of revenue	2,584	11,656	4,353	17,444
Gross profit	133	842	649	2,377
Operating expenses:
Research and development	1,211	1,574	2,434	2,867
General and administrative	4,174	4,106	7,008	6,778
Sales and marketing	224	290	431	733
Foreign exchange loss (gain)	1,693	(4,224)	2,700	(5,427)
Depreciation and amortization	45	106	155	214
Operating expenses	7,347	1,852	12,728	5,165
Loss from operations	(7,214)	(1,010)	(12,079)	(2,788)
Loss from investments accounted for by the equity method (note 8)	(1,283)	(3,686)	(2,664)	(7,570)
Change in fair value of warrant liabilities (note 12)	(1,496)	0	(1,496)	0
Financing transaction costs	(1,085)	0	(1,085)	0
Interest on long-term debt	(68)	(166)	(158)	(358)
Interest and other income, net of bank charges	(6)	(147)	736	502
Loss before income taxes	(11,152)	(5,009)	(16,746)	(10,214)
Income tax expense	223	44	336	134
Net loss from continuing operations	(11,375)	(5,053)	(17,082)	(10,348)
Net loss from discontinued operations (note 5)	0	(29,291)	0	(26,447)
Net loss for the period	(11,375)	(34,344)	(17,082)	(36,795)
Other comprehensive income (loss):
Cumulative translation adjustment	863	6,921	2,737	10,562
Ownership share of equity method investments' other comprehensive loss	(337)	(1,464)	(2,519)	(2,293)
Other comprehensive income (loss)	526	5,457	218	8,269
Comprehensive loss	$ (10,849)	$ (28,887)	$ (16,864)	$ (28,526)
Net loss per share:
From continuing operations - basic (in dollars per share)	$ (0.64)	$ (0.29)	$ (0.97)	$ (0.60)
From continuing operations - diluted (in dollars per share)	(0.64)	(0.29)	(0.97)	(0.60)
From discontinued operations - basic (in dollars per share)	0	(1.69)	0	(1.53)
From discontinued operations - diluted (in dollars per share)	0	(1.69)	0	(1.53)
Net loss per share - basic (in dollars per share)	(0.64)	(1.98)	(0.97)	(2.12)
Net loss per share - diluted (in dollars per share)	$ (0.64)	$ (1.98)	$ (0.97)	$ (2.12)
Weighted average common shares outstanding:
Basic (in shares)	17,822,491	17,338,288	17,609,725	17,330,527
Diluted (in shares)	17,822,491	17,338,288	17,609,725	17,330,527